Offerings - Offering: 1	Aug. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share: To be issued under the 2025 Omnibus Equity Incentive Plan
Amount Registered | shares	75,000
Proposed Maximum Offering Price per Unit	4.12
Maximum Aggregate Offering Price	$ 309,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 47.31
Offering Note	(1) Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of shares of common stock, $0.01 par value per share ("Common Stock"), of Super League Enterprise, Inc. (the "Registrant") that may be offered or issued by reason of stock splits, stock dividends or similar transactions. (2) Represents 75,000 shares of Common Stock reserved for future issuance under Super League Enterprise, Inc. 2025 Omnibus Equity Incentive Plan. (3) Estimated solely for purposes of calculating the registration fee pursuant to Securities Act Rule 457(c) and (h) based on the average of the high and low prices of the Registrant's Common Stock reported on the Nasdaq Capital Market on August 7, 2025.